Key Management Personnel Compensation (Tables)	12 Months Ended
Jun. 30, 2023
Key Management Personnel Compensation [Abstract]
Schedule of Key Management Personnel Compensation
	Years Ended June 30,
	2023	2022	2021

Short-term employee benefits	1,727,020	1,641,015	1,891,777
Post-employment benefits	42,444	44,121	45,180
Long-term benefits	7,215	6,711	(110,285)
Termination benefits	-	-	1,000,000
Share-based payments	764,175	998,164	1,950,565
	2,540,854	2,690,011	4,777,237